PROPERTY AND EQUIPMENT, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
At cost:
Property and equipment, gross	¥ 4,239,158	¥ 2,529,644
Less: Accumulated depreciation	(613,658)	(421,475)
Property and equipment net excluding construction in process	3,625,500	2,108,169
Construction in progress	697,391	404,518
Property and equipment, net	4,322,891	2,512,687
Buildings
At cost:
Property and equipment, gross	1,652,641	1,049,376
Data center equipment
At cost:
Property and equipment, gross	1,349,069	891,089
Leasehold improvement
At cost:
Property and equipment, gross	1,202,979	554,450
Furniture and office equipment
At cost:
Property and equipment, gross	31,270	32,001
Vehicles
At cost:
Property and equipment, gross	¥ 3,199	¥ 2,728